Reclassifications Out of Accumulated Other Comprehensive Income (Loss) - Component of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reclassifications Out Of Accumulated Other Comprehensive Income [Line Items]
Beginning balance, Pension and Post-Retirement Benefit Adjustment	$ (0.3)
Other comprehensive income before reclassifications, Pension and Post-Retirement Benefit Adjustment
Amounts reclassified from accumulated other comprehensive income to interest income, Pension and Post-Retirement Benefit Adjustment
Net current-period other comprehensive income, Pension and Post-Retirement Benefit Adjustment			(1.3)
Ending balance, Pension and Post-Retirement Benefit Adjustment	(0.3)	(0.3)
Beginning balance, Unrealised Gain on Investments	2.6
Other comprehensive income before reclassifications, Unrealised Gain on Investments	3.6
Amounts reclassified from accumulated other comprehensive income to interest income, Unrealised Gain on Investments	(2.7)
Net current-period other comprehensive income, Unrealised Gain on Investments	0.9
Ending balance, Unrealised Gain on Investments	3.5	2.6
Beginning balance, Foreign Currency Translation Adjustments	47.1
Other comprehensive income before reclassifications, Foreign Currency Translation Adjustments	(2.9)	(5.9)	(6.6)
Amounts reclassified from accumulated other comprehensive income to interest income, Foreign Currency Translation Adjustments
Net current-period other comprehensive income, Foreign Currency Translation Adjustments	(2.9)
Ending balance, Foreign Currency Translation Adjustments	44.2	47.1
Beginning balance	49.4
Other comprehensive income before reclassifications	0.7
Amounts reclassified from accumulated other comprehensive income to interest income	(2.7)
Net current-period other comprehensive income	(2.0)	(5.8)	(4.0)
Ending balance	$ 47.4	$ 49.4